Tax - Tax Paid - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of income tax reconciliation [line items]
Net tax paid	$ 41	$ 141	$ 68
Net tax paid in operating activities	41	141	66
Net tax paid in investing activities	0	0	2
United States [member]
Disclosure of income tax reconciliation [line items]
Net tax paid	29	80	54
Proceeds from income tax refunds	24	0	34
United Kingdom [member]
Disclosure of income tax reconciliation [line items]
Net tax paid	2	13	23
Proceeds from income tax refunds	$ 0	$ 0	$ 11